Leases - Additional information (Detail) € in Millions	12 Months Ended
Dec. 31, 2020 EUR (€)
Manufacturing Facility [member]
Disclosure of quantitative information about right-of-use assets [line items]
Additions to Lease liabilities	€ 0.2
Laboratory equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
New Lease Liabilities	0.5
Research and development [member] | Buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Additions to Lease liabilities	€ 0.8